Other Finance Expenses - Components Interest Cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Other Finance Expenses
Interest expense	$ 12,529	$ 11,830	$ 25,530	$ 21,848
Amortization of debt issuance cost and fair value of debt assumed	657	696	1,314	1,271
Total interest cost	$ 13,186	$ 12,526	$ 26,844	$ 23,119